Note 15 - Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
15.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2014 and 2015 were as follows:

	December, 31
	2014					2015
	Gross carrying amount	Accumulated amortization	Impairment	Disposal	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Intangible assets not subject to amortization:
Commodities trading right	1,372,773	-	-	(81,712)	1,291,061	1,216,582	-	(250,360)	966,222

Intangible assets subject to amortization:
Completed technology	68,639	(27,187)	(41,452)	-	-	-	-	-	-
Customer relationship	1,256,741	(362,522)	-	-	894,219	1,184,243	(610,931)	-	573,312
Securities consulting license and related trademarks	5,570,082	(741,279)	(1,760,673)	(3,068,130)	-	-	-	-	-
	$8,268,235	$(1,130,988)	$(1,802,125)	$(3,149,842)	$2,185,280	$2,400,825	$(610,931)	$(250,360)	$1,539,534

Amortization expenses for the years ended December 31, 2013, 2014 and 2015 were $432,957, $448,768 and $285,088, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $393,460, $393,460, and $32,788 for 2016, 2017 and 2018, respectively.

There was no impairment on intangible assets for the year ended December 31, 2013. For the year ended December 31, 2014, the Group recorded an impairment loss on its intangible assets in the amount of $1,802,125 associated with the acquired completed technology and securities consulting license and related trademarks due to management's estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values. During 2014, the Group disposed its intangible assets in the amount of $3,149,842 associated with the acquired commodities trading right and securities consulting license and the related trademarks due to the business restructure. For the year ended December 31, 2015, the Group recorded an impairment loss of $250,360 related to commodities trading right.